Derivative financial instruments - Hedging instruments (Details) - AUD ($) $ in Millions	Sep. 30, 2024	Sep. 30, 2023
Financial instruments
Notional amounts	636,063	480,819
Gross hedged assets	$ 5,822	$ 6,083
Impact of netting arrangements on hedged assets	(5,429)	(5,493)
Carrying value, hedged assets	393	590
Gross hedged liabilities	(6,513)	(11,400)
Impact of netting arrangements on hedged liabilities	5,856	10,621
Carrying value, hedged liabilities	$ (657)	$ (779)
One-to-one hedge relationships
Financial instruments
Notional amounts	196,803	171,785
Gross hedged assets	$ 3,814	$ 3,466
Gross hedged liabilities	$ (5,402)	$ (9,649)
One-to-one hedge relationships | Within 1 year
Financial instruments
Notional amounts	30,890	27,057
One-to-one hedge relationships | Over 1 year to 5 years
Financial instruments
Notional amounts	108,947	102,217
One-to-one hedge relationships | Over 5 years
Financial instruments
Notional amounts	56,966	42,511
One-to-one hedge relationships | Fair value hedges | Interest rate swap | Interest rate risk
Financial instruments
Notional amounts	158,975	137,023
Gross hedged assets	$ 3,611	$ 3,072
Gross hedged liabilities	$ (4,858)	$ (8,979)
One-to-one hedge relationships | Fair value hedges | Interest rate swap | Interest rate risk | Within 1 year
Financial instruments
Notional amounts	21,400	16,179
One-to-one hedge relationships | Fair value hedges | Interest rate swap | Interest rate risk | Over 1 year to 5 years
Financial instruments
Notional amounts	82,571	80,537
One-to-one hedge relationships | Fair value hedges | Interest rate swap | Interest rate risk | Over 5 years
Financial instruments
Notional amounts	55,004	40,307
One-to-one hedge relationships | Fair value hedges | Cross currency swap | Interest rate risk
Financial instruments
Notional amounts	15,267	15,638
Gross hedged assets	$ (22)	$ (274)
Gross hedged liabilities	$ (281)	$ (806)
One-to-one hedge relationships | Fair value hedges | Cross currency swap | Interest rate risk | Within 1 year
Financial instruments
Notional amounts	1,098	3,696
One-to-one hedge relationships | Fair value hedges | Cross currency swap | Interest rate risk | Over 1 year to 5 years
Financial instruments
Notional amounts	13,188	10,840
One-to-one hedge relationships | Fair value hedges | Cross currency swap | Interest rate risk | Over 5 years
Financial instruments
Notional amounts	981	1,102
One-to-one hedge relationships | Cash flow hedges | Cross currency swap | FX risk
Financial instruments
Notional amounts	15,267	15,638
Gross hedged assets	$ 205	$ 668
Gross hedged liabilities	$ (92)	$ 210
One-to-one hedge relationships | Cash flow hedges | Cross currency swap | FX risk | Within 1 year
Financial instruments
Notional amounts	1,098	3,696
One-to-one hedge relationships | Cash flow hedges | Cross currency swap | FX risk | Over 1 year to 5 years
Financial instruments
Notional amounts	13,188	10,840
One-to-one hedge relationships | Cash flow hedges | Cross currency swap | FX risk | Over 5 years
Financial instruments
Notional amounts	981	1,102
One-to-one hedge relationships | Cash flow hedges | Foreign exchange forwards and swaps | FX risk
Financial instruments
Notional amounts	3,663
Gross hedged assets	$ 2
Gross hedged liabilities	$ (144)
One-to-one hedge relationships | Cash flow hedges | Foreign exchange forwards and swaps | FX risk | Within 1 year
Financial instruments
Notional amounts	3,663
One-to-one hedge relationships | Net investment hedges | Forward contracts | FX risk
Financial instruments
Notional amounts	3,631	3,486
Gross hedged assets	$ 18
Gross hedged liabilities	$ (27)	$ (74)
One-to-one hedge relationships | Net investment hedges | Forward contracts | FX risk | Within 1 year
Financial instruments
Notional amounts	3,631	3,486
Macro hedge relationships
Financial instruments
Notional amounts	439,260	309,034
Gross hedged assets	$ 2,008	$ 2,617
Gross hedged liabilities	$ (1,111)	$ (1,751)
Macro hedge relationships | Portfolio fair value hedges | Interest rate swap | Interest rate risk
Financial instruments
Notional amounts	16,317	21,524
Gross hedged assets	$ 35	$ 217
Gross hedged liabilities	$ (204)	$ (20)
Macro hedge relationships | Macro cash flow hedges | Interest rate swap | Interest rate risk
Financial instruments
Notional amounts	422,943	287,510
Gross hedged assets	$ 1,973	$ 2,400
Gross hedged liabilities	$ (907)	$ (1,731)
Parent Entity
Financial instruments
Notional amounts	564,189	406,560
Gross hedged assets	$ 5,258	$ 4,680
Impact of netting arrangements on hedged assets	(5,151)	(4,565)
Carrying value, hedged assets	107	115
Gross hedged liabilities	(5,779)	(10,638)
Impact of netting arrangements on hedged liabilities	5,451	10,317
Carrying value, hedged liabilities	$ (328)	$ (321)
Parent Entity | One-to-one hedge relationships
Financial instruments
Notional amounts	163,873	140,740
Gross hedged assets	$ 3,529	$ 2,997
Gross hedged liabilities	$ (5,073)	$ (9,192)
Parent Entity | One-to-one hedge relationships | Within 1 year
Financial instruments
Notional amounts	28,015	18,411
Parent Entity | One-to-one hedge relationships | Over 1 year to 5 years
Financial instruments
Notional amounts	79,743	82,307
Parent Entity | One-to-one hedge relationships | Over 5 years
Financial instruments
Notional amounts	56,115	40,022
Parent Entity | One-to-one hedge relationships | Fair value hedges | Interest rate swap | Interest rate risk
Financial instruments
Notional amounts	153,498	133,937
Gross hedged assets	$ 3,457	$ 2,933
Gross hedged liabilities	$ (4,789)	$ (8,966)
Parent Entity | One-to-one hedge relationships | Fair value hedges | Interest rate swap | Interest rate risk | Within 1 year
Financial instruments
Notional amounts	20,962	15,636
Parent Entity | One-to-one hedge relationships | Fair value hedges | Interest rate swap | Interest rate risk | Over 1 year to 5 years
Financial instruments
Notional amounts	77,739	79,627
Parent Entity | One-to-one hedge relationships | Fair value hedges | Interest rate swap | Interest rate risk | Over 5 years
Financial instruments
Notional amounts	54,797	38,674
Parent Entity | One-to-one hedge relationships | Fair value hedges | Cross currency swap | Interest rate risk
Financial instruments
Notional amounts	2,038	2,109
Gross hedged assets	$ (23)	$ (32)
Gross hedged liabilities	$ (23)	$ (104)
Parent Entity | One-to-one hedge relationships | Fair value hedges | Cross currency swap | Interest rate risk | Within 1 year
Financial instruments
Notional amounts	377	95
Parent Entity | One-to-one hedge relationships | Fair value hedges | Cross currency swap | Interest rate risk | Over 1 year to 5 years
Financial instruments
Notional amounts	1,002	1,340
Parent Entity | One-to-one hedge relationships | Fair value hedges | Cross currency swap | Interest rate risk | Over 5 years
Financial instruments
Notional amounts	659	674
Parent Entity | One-to-one hedge relationships | Cash flow hedges | Cross currency swap | FX risk
Financial instruments
Notional amounts	2,038	2,109
Gross hedged assets	$ 75	$ 96
Gross hedged liabilities	$ (112)	$ (59)
Parent Entity | One-to-one hedge relationships | Cash flow hedges | Cross currency swap | FX risk | Within 1 year
Financial instruments
Notional amounts	377	95
Parent Entity | One-to-one hedge relationships | Cash flow hedges | Cross currency swap | FX risk | Over 1 year to 5 years
Financial instruments
Notional amounts	1,002	1,340
Parent Entity | One-to-one hedge relationships | Cash flow hedges | Cross currency swap | FX risk | Over 5 years
Financial instruments
Notional amounts	659	674
Parent Entity | One-to-one hedge relationships | Cash flow hedges | Foreign exchange forwards and swaps | FX risk
Financial instruments
Notional amounts	3,663
Gross hedged assets	$ 2
Gross hedged liabilities	$ (144)
Parent Entity | One-to-one hedge relationships | Cash flow hedges | Foreign exchange forwards and swaps | FX risk | Within 1 year
Financial instruments
Notional amounts	3,663
Parent Entity | One-to-one hedge relationships | Net investment hedges | Forward contracts | FX risk
Financial instruments
Notional amounts	2,636	2,585
Gross hedged assets	$ 18
Gross hedged liabilities	$ (5)	$ (63)
Parent Entity | One-to-one hedge relationships | Net investment hedges | Forward contracts | FX risk | Within 1 year
Financial instruments
Notional amounts	2,636	2,585
Parent Entity | Macro hedge relationships
Financial instruments
Notional amounts	400,316	265,820
Gross hedged assets	$ 1,729	$ 1,683
Gross hedged liabilities	$ (706)	$ (1,446)
Parent Entity | Macro hedge relationships | Portfolio fair value hedges | Interest rate swap | Interest rate risk
Financial instruments
Notional amounts	1,797	2,632
Gross hedged assets	$ 32	$ 84
Parent Entity | Macro hedge relationships | Macro cash flow hedges | Interest rate swap | Interest rate risk
Financial instruments
Notional amounts	398,519	263,188
Gross hedged assets	$ 1,697	$ 1,599
Gross hedged liabilities	$ (706)	$ (1,446)